Contributed Equity (Tables)	12 Months Ended
Jun. 30, 2019
Statement [LineItems]
Summary of Contributed Equity

			Consolidated
	Note		June 30, 2019 A$	June 30, 2018 A$
Fully paid ordinary shares	18	(a)	211,429,637	203,570,765
Options over ordinary shares – listed			9,661,954	9,661,954

			221,091,591	213,232,719

Summary of Ordinary Shares

(a) Ordinary Shares

			June 30, 2019		June 30, 2018
	Note		No.	A$	No.	A$
At the beginning of reporting period			3,026,082,669	203,570,765	2,079,742,938	185,690,589
Shares issued during year	18	(b)	260,000,000	4,871,250	889,880,270	16,968,200
Exercise of options and warrants (Shares issued during the year)	18	(b)	60,542,327	1,480,488	56,459,461	1,737,497
Exercise of warrants (Shares issued during the year)	18	(b)	41,973,300	2,043,359	—	—
Transaction costs relating to share issues				(536,225)	—	(825,521)

At reporting date			3,388,598,296	211,429,637	3,026,082,669	203,570,765

Summary of Shares Issued

(b) Shares issued

2019 Details	Number	Issue Price A$	Total A$
Shares issued under Securities Purchase Agreement	260,000,000	0.019	4,871,250
Performance rights exercised (transfer from share-based payment reserve)	60,542,327	0.024	1,480,488
Share placement
Exercise of warrants	41,973,300	0.049	2,043,359

	362,515,627		8,395,097

2018 Details	Number	Issue Price A$	Total A$
Shares issued under Securities Purchase Agreement	263,126,800	0.01	3,806,390
Performance rights exercised (transfer from share-based payment reserve)	56,459,461	0.03	1,737,497
Share placement	326,192,381	0.021	6,850,040
Shares issued under Securities Purchase Agreement	300,561,089	0.021	6,311,770

	946,339,731		18,705,697

Summary of Unlisted Options

Unlisted Options

Expiration Date	Exercise Price	Number
4 August 2020	$0.0237	371,445,231
30 October 2020	$0.057	793,103
7 March 2021	$0.040	1,026,272
4 August 2025	$0.025	8,475,995
5 January 2023	USD 0.025	155,371,800	*
12 February 2022	USD 0.025	208,000,000	*

Total		745,112,401

*

1 American Depository Shares (ADS) listed on NASDAQ equals 100 ordinary shares listed on ASX thus the number of warrants on issue has been grossed up and the exercise price adjusted accordingly in the above table to be comparable.